Tax paid	12 Months Ended
Jun. 30, 2018
Tax paid
Tax paid

13Tax paid

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
Net amounts receivable at beginning of year		(635)	(1 609)	(658)
Disposal of businesses		(35)	—	—
Net interest and penalties on tax		92	245	(72)
Income tax per income statement	12	6 633	7 134	8 332
Foreign exchange differences recognised in income statement		(52)	(8)	66
Translation of foreign operations		54	(45)	52

		6 057	5 717	7 720
Net tax receivable per statement of financial position		984	635	1 609
tax payable		(2 318)	(1 903)	(878)
tax receivable		3 302	2 538	2 487

Per the statement of cash flows		7 041	6 352	9 329

Comprising
Normal tax
South Africa		4 681	3 984	6 321
Foreign		2 292	2 309	2 922
Dividend withholding tax		68	59	86

		7 041	6 352	9 329